Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provisions (Benefit) for Income Taxes

Provisions (benefit) for income taxes are as follows:

	2015	2014	2013
	(In Thousands)
Current:
Federal	$(4,655)	$(1,831)	$(871)
State	(429)	706	756
Total Current	$(5,084)	$(1,125)	$(115)

Deferred:
Federal	$(25,958)	$5,159	$21,975
State	(1,478)	217	2,095
Total Deferred	$(27,436)	$5,376	$24,070
Provisions (benefit) for income taxes	$(32,520)	$4,251	$23,955

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities include temporary differences and carryforwards as follows:

	December 31,
	2015	2014
	(In Thousands)
Deferred tax assets
Allowance for doubtful accounts	$722	$823
Asset impairment	—	226
Inventory	2,331	2,447
Deferred compensation	4,525	3,914
Other accrued liabilities	8,084	7,195
Hedging	54	1,218
Net operating loss and tax credit carryforwards	19,769	13,874
Other	6,429	3,700
Total deferred tax assets	41,914	33,397
Less valuation allowance on deferred tax assets	(1,242)	(292)
Net deferred tax assets	$40,672	$33,105

Deferred tax liabilities
Property, plant and equipment	$82,760	$92,962
Prepaid and other insurance reserves	4,904	5,452
Investment in unconsolidated affiliate	—	64
Other	413	551
Total deferred tax liabilities	$88,077	$99,029

Net deferred tax liabilities	$(47,405)	$(65,924)

Consolidated balance sheet classification:
Net current deferred tax assets	$4,774	$17,204
Net noncurrent deferred tax liabilities	(52,179)	(83,128)
Net deferred tax liabilities	$(47,405)	$(65,924)

Net deferred tax liabilities by tax jurisdiction:
Federal	$(43,055)	$(60,696)
State	(4,350)	(5,228)
Net deferred tax liabilities	$(47,405)	$(65,924)

Income from Continuing Operations Before Provision (Benefit) for Income Taxes

All of our income (loss) before taxes relates to domestic operations.  Detailed below are the differences between the amount of the provision (benefit) for income taxes and the amount which would result from the application of the federal statutory rate to “Income (loss) from continuing operations before provisions (benefit) for income taxes”.

	2015	2014	2013
	(In Thousands)
Provisions (benefit) for income taxes at federal statutory rate	$(27,512)	$3,383	$20,843
State current and deferred income taxes	(2,184)	639	2,462
Energy credit	(2,846)	—	—
Valuation allowance	918	—	—
Other	(896)	229	650
Provisions (benefit) for income taxes	$(32,520)	$4,251	$23,955

Reconciliation of Beginning and Ending Amount of Uncertain Tax Positions

A reconciliation of the beginning and ending amount of uncertain tax positions is as follows:

	2015	2014	2013
	(In Thousands)
Balance at beginning of year	$657	$2,409	$2,292
Additions based on tax positions related to the current year	70	45	97
Additions based on tax positions of prior years	13	367	255
Reductions for tax positions of prior years	(443)	(1,411)	(123)
Settlements	(38)	(753)	(112)
Balance at end of year	$259	$657	$2,409